Federated Hermes MDT Small Cap Core ETF
Portfolio of Investments
November 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—99.6%
		Communication Services—3.1%
1,516	[1]	Cinemark Holdings, Inc.	$ 52,332
717	[1]	E.W. Scripps Co.	1,434
126	[1]	EverQuote, Inc.	2,418
2,190	[1]	Grindr, Inc.	33,047
2,801	[1]	Lumen Technologies, Inc.	20,559
1,285	[1]	Madison Square Garden Spinco	47,532
1,699	[1]	Vimeo Holdings, Inc.	11,095
		TOTAL	168,417
		Consumer Discretionary—8.8%
82	[1]	Abercrombie & Fitch Co., Class A	12,275
158	[1]	Adient PLC	3,038
339	[1]	American Public Education, Inc.	6,990
328	[1]	Beyond, Inc.	2,063
62	[1]	Brinker International, Inc.	8,201
78	[1]	Carvana Co.	20,313
4,277	[1]	Chegg, Inc.	9,024
741		Clarus Corp.	3,364
268		Dana, Inc.	2,680
831	[1]	Frontdoor, Inc.	48,697
581	[1]	Funko, Inc.	6,827
2,452	[1]	iRobot Corp.	18,660
328	[1]	Life Time Group Holdings, Inc.	7,961
82		Monro, Inc.	2,306
78		Murphy USA, Inc.	42,728
469	[1]	National Vision Holdings, Inc.	5,675
491	[1]	Peloton Interactive, Inc.	5,077
1,763	[1]	PetMed Express, Inc.	8,163
142		Phinia, Inc.	7,963
2,797	[1]	Rush Street Interactive, Inc.	40,333
612	[1]	Taylor Morrison Home Corp.	45,208
222		Texas Roadhouse, Inc.	45,570
440	[1]	Udemy, Inc.	3,502
658	[1]	Universal Technical Institute, Inc.	17,022
582		Upbound Group, Inc.	20,015
320	[1]	Victoria’s Secret & Co.	12,429
30	[1]	Visteon Corp.	2,801
482	[1]	Warby Parker, Inc.	10,864
64		Wingstop, Inc.	21,041
1,763		Wolverine World Wide, Inc.	40,884
		TOTAL	481,674
		Consumer Staples—3.8%
1,426	[1]	Beauty Health Co./The	2,110
710	[1]	Bellring Brands, Inc.	55,707
173		Dole PLC	2,607
324		Energizer Holdings, Inc.	12,348
1,982	[1]	Hain Celestial Group, Inc.	16,391
646	[1]	Medifast, Inc.	12,707

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
4,209		Nu Skin Enterprises, Inc., Class A	$ 30,726
311	[1]	Sprouts Farmers Market, Inc.	48,043
313		Turning Point Brands, Inc.	19,375
68	[1]	United Natural Foods, Inc.	1,688
234	[1]	Vital Farms, Inc.	7,769
		TOTAL	209,471
		Energy—4.2%
248	[1]	Amplify Energy Corp.	1,664
1,668		Ardmore Shipping Corp.	18,615
399		California Resources Corp.	23,605
306		CONSOL Energy, Inc.	39,994
516	[1]	Expro Group Holdings NV	7,167
367		International Seaways, Inc.	14,313
157		Kinetik Holdings, Inc.	9,266
418		Kodiak Gas Services	16,904
971		Liberty Energy, Inc.	17,866
431		Magnolia Oil & Gas Corp.	11,956
53	[1]	Nabors Industries Ltd.	3,892
813	[1]	Oil States International, Inc.	4,471
79		Scorpio Tankers, Inc.	4,002
1,087		SM Energy Co.	49,122
69		Weatherford International PLC	5,679
		TOTAL	228,516
		Financials—19.9%
949		Amalgamated Financial Corp.	33,813
229		Artisan Partners Asset Management, Inc.	11,173
26		BancFirst Corp.	3,283
197		Banco Latinoamericano de Comercio Exterior SA, Class E	6,712
1,926		BankUnited, Inc.	81,027
115		Bread Financial Holdings, Inc.	6,765
5,491		BrightSpire Capital, Inc.	34,813
1,466		Byline Bancorp, Inc.	46,062
846	[1]	Cantaloupe, Inc.	7,682
191		Capital Bancorp, Inc.	5,531
1,517		CNO Financial Group, Inc.	60,528
341	[1]	Customers Bancorp, Inc.	19,249
35	[1]	Donnelley Financial Solutions, Inc.	2,109
390		Employers Holdings, Inc.	20,810
1,072		FB Financial Corp.	60,514
2,282		Fidelis Insurance	46,849
457		First Business Financial Services, Inc.	22,905
1,071		First Foundation, Inc.	8,514
74		First Mid-Illinois Bancshares, Inc.	3,109
894		Fulton Financial Corp.	19,293
632	[1]	Green Dot Corp.	6,491
944	[1]	Hamilton Insurance Group, Ltd.	18,012
51		HCI Group, Inc.	6,215
205		Hometrust Bancshares, Inc.	7,603
1,294		Jackson Financial, Inc.	129,646
299		James River Group Holdings Ltd.	1,402
536		Ladder Capital Corp.	6,357
1,066	[1]	LendingClub Corp.	17,738

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
443	[1]	LendingTree, Inc.	$ 19,585
222		Mercantile Bank Corp.	11,111
647		Merchants Bancorp, Inc.	26,708
48		Mercury General Corp.	3,790
160		Midland States Bancorp, Inc.	4,296
250	[1]	NCR Atleos Corp.	8,203
224	[1]	NMI Holdings, Inc.	8,958
488		OFG Bancorp.	22,165
197	[1]	Palomar Holdings, Inc.	21,335
205		Peapack-Gladstone Financial Corp.	7,409
66		Preferred Bank Los Angeles, CA	6,226
251		PROG Holdings, Inc.	12,214
194		RLI Corp.	34,125
354		Sierra Bancorp	11,140
1,773	[1]	Siriuspoint Ltd.	27,340
1,330	[1]	Skyward Specialty Insurance Group, Inc.	71,966
300		The Bank of NT Butterfield & Son Ltd.	11,379
1,116		Trustmark Corp.	43,647
63		UMB Financial Corp.	7,906
138		Universal Insurance Holdings, Inc.	3,123
465		Victory Capital Holdings	32,308
		TOTAL	1,089,139
		Health Care—15.9%
1,072	[1]	ADMA Biologics, Inc.	21,558
4,678	[1]	Akebia Therapeutics, Inc.	9,637
898	[1]	Aldeyra Therapeutics, Inc.	4,400
1,337	[1]	Alignment Healthcare, Inc.	16,860
1,076	[1]	Alkermes PLC	31,225
710	[1]	AMN Healthcare Services, Inc.	18,481
544	[1]	Amneal Pharmaceuticals, Inc.	4,499
1,813	[1]	Amylyx Pharmaceuticals, Inc.	10,044
743	[1]	AnaptysBio, Inc.	18,545
411	[1]	Arcellx, Inc.	36,197
1,242	[1]	Atea Pharmaceuticals, Inc.	4,248
236	[1]	BioCryst Pharmaceuticals, Inc.	1,770
339	[1]	Blueprint Medicines Corp.	32,673
1,516	[1]	BrightSpring Health Services, Inc.	29,259
257	[1]	Catalyst Pharmaceutical Partners, Inc.	5,672
2,601	[1]	Codexis, Inc.	11,913
762	[1]	Collegium Pharmaceutical, Inc.	23,241
1,540	[1]	Community Health Systems, Inc.	5,298
107	[1]	Corcept Therapeutics, Inc.	6,172
619	[1]	Emergent BioSolutions, Inc.	6,264
238	[1]	Enanta Pharmaceuticals, Inc.	2,047
362	[1]	Enliven Therapeutics, Inc.	8,825
854	[1]	Evolent Health, Inc.	11,034
1,699	[1]	Fate Therapeutics, Inc.	5,386
25	[1]	Glaukos Corp.	3,591
814	[1]	Halozyme Therapeutics, Inc.	39,235
1,180	[1]	Harmony Biosciences Holdings, Inc.	40,911
704	[1]	Hims & Hers Health, Inc.	22,683
1,558	[1]	Inogen, Inc.	15,128

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
519	[1]	Insmed, Inc.	$ 39,008
27	[1]	Krystal Biotech, Inc.	5,330
115		LeMaitre Vascular, Inc.	12,304
287	[1]	Livanova PLC	15,067
5,582	[1]	Mannkind Corp.	37,846
196	[1]	MiMedx Group, Inc.	1,813
453	[1]	Nevro Corp.	2,084
645	[1]	Novocure Ltd.	12,926
107	[1]	Nurix Therapeutics, Inc.	2,366
897	[1]	Omnicell, Inc.	41,791
619	[1]	Pediatrix Medical Group	9,260
440	[1]	Phathom Pharmaceuticals, Inc.	3,903
105		Phibro Animal Health Corp.	2,454
493	[1]	PROCEPT BioRobotics Corp.	47,126
2,004	[1]	Prothena Corp. PLC	32,485
1,900	[1]	RAPT Therapeutics, Inc.	2,394
138	[1]	Rhythm Pharmaceuticals, Inc.	8,561
1,552	[1]	SAGE Therapeutics, Inc.	8,489
1,015		Siga Technologies, Inc.	7,389
88	[1]	Supernus Pharmaceuticals, Inc.	3,218
750	[1]	Tactile Systems Technology, Inc.	14,655
315	[1]	Terns Pharmaceuticals, Inc.	1,966
142	[1]	Tg Therapeutics, Inc.	4,942
116	[1]	TransMedics Group, Inc.	10,058
1,913	[1]	Travere Therapeutics, Inc.	35,983
1,568	[1]	TruBridge, Inc.	28,146
1,226	[1]	Vanda Pharmaceuticals, Inc.	6,314
105	[1]	Veracyte, Inc.	4,510
483	[1]	Waystar Holding Corp.	14,915
1,140	[1]	Zentalis Pharmaceuticals, Inc.	4,115
359	[1]	Zymeworks, Inc.	5,058
		TOTAL	873,272
		Industrials—16.8%
24		Arcosa, Inc.	2,607
3,341	[1]	Array Technologies, Inc.	22,418
494		Atmus Filtration Technologies, Inc.	21,385
218	[1]	Beacon Roofing Supply, Inc.	24,638
599	[1]	Blue Bird Corp.	24,349
63		Boise Cascade Co.	9,299
1,464	[1]	BrightView Holdings, Inc.	25,034
218	[1]	Cimpress PLC	17,505
86		Columbus McKinnon Corp.	3,379
27		Comfort Systems USA, Inc.	13,318
335	[1]	Concrete Pumping Holdings, Inc.	2,318
63	[1]	Construction Partners, Inc.	6,402
1,515		Costamare, Inc.	19,998
13		CSW Industrials, Inc.	5,491
126	[1]	DNOW, Inc.	1,896
88		Emcor Group, Inc.	44,891
1,609	[1]	Enviri Corp.	11,907
67	[1]	Exlservice Holding, Inc.	3,106
127	[1]	Forrester Research, Inc.	2,191

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
605	[1]	GMS, Inc.	$ 60,712
273		Griffon Corp.	23,014
380		Hurco Co., Inc.	8,862
147	[1]	Huron Consulting Group, Inc.	18,053
582		Hyster-Yale, Inc.	32,732
687	[1]	JELD-WEN Holding, Inc.	7,482
359		Kelly Services, Inc., Class A	5,259
852	[1]	Manitowoc, Inc.	9,057
1,889	[1]	Mesa Air Group, Inc.	2,040
192	[1]	MRC Global, Inc.	2,682
2,367		Mueller Water Products, Inc.	59,270
156		Park-Ohio Holdings Corp.	5,019
1,080	[1]	Parsons Corp.	103,583
1,512	[1]	Plug Power, Inc.	3,387
9		Powell Industries, Inc.	2,406
406		Primoris Services Corp.	33,986
441	[1]	Redwire Corp	6,156
2,796	[1]	Resideo Technologies, Inc.	75,995
410		REV Group, Inc.	12,718
5,205	[1]	Shoals Technologies Group, Inc.	27,170
566	[1]	SkyWest, Inc.	64,943
81		Tennant Co.	7,158
377		Terex Corp.	20,656
761		The Shyft Group, Inc.	10,730
81	[1]	Thermon Group Holdings, Inc.	2,556
489	[1]	Triumph Group, Inc.	9,413
3,797		TTEC Holdings, Inc.	19,669
212	[1]	Vicor Corp.	11,281
53		Watts Industries, Inc., Class A	11,437
38	[1]	WNS Holdings Ltd.	2,061
		TOTAL	921,619
		Information Technology—13.9%
929	[1]	8x8, Inc.	2,880
1,812	[1]	Adtran Holdings, Inc.	15,402
180	[1]	Alkami Technology, Inc.	7,105
64	[1]	AppFolio, Inc.	16,240
2,172	[1]	AvePoint, Inc.	38,336
374	[1]	Axcelis Technologies, Inc.	27,766
138	[1]	Blackline, Inc.	8,557
489	[1]	Box, Inc.	17,159
947	[1]	Cerence, Inc.	6,975
933	[1]	Cipher Mining Technologies, Inc.	6,251
1,904		Clear Secure, Inc.	49,275
173	[1]	Clearfield, Inc.	5,294
301	[1]	Clearwater Analytics Holdings, Inc.	9,343
2,175	[1]	CommScope Holdings Co., Inc.	10,375
10	[1]	Commvault Systems, Inc.	1,716
687	[1]	Credo Technology Group Holding Ltd.	33,635
114	[1]	Digi International, Inc.	3,787
3,516	[1]	Extreme Networks, Inc.	58,366
210	[1]	FormFactor, Inc.	8,413
183	[1]	Impinj, Inc.	35,174

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
65	[1]	Intapp, Inc.	$ 4,066
54	[1]	Itron, Inc.	6,401
1,098	[1]	LiveRamp Holdings, Inc.	33,335
3,431		Methode Electronics, Inc., Class A	37,466
441	[1]	NetScout Systems, Inc.	9,649
2,065	[1]	ON24, Inc.	13,650
152	[1]	Q2 Holdings, Inc.	15,920
21	[1]	Qualys, Inc.	3,226
2,491	[1]	Rackspace Technology, Inc.	6,676
1,567	[1]	Ribbon Communications, Inc.	6,127
438		Sapiens International Corp. NV	11,971
584	[1]	Semrush Holdings, Inc.	7,942
348	[1]	Semtech Corp.	22,286
1,947		SolarWinds Corp.	25,992
4,085	[1]	Sprinklr, Inc.	33,660
23	[1]	SPS Commerce, Inc.	4,441
289	[1]	Tenable Holdings, Inc.	12,132
3,119	[1]	Unisys Corp.	24,890
645	[1]	Varonis Systems, Inc.	32,224
99	[1]	Verint Systems, Inc.	2,495
264	[1]	Vertex, Inc.	14,322
182	[1]	Viant Technology, Inc.	3,436
270	[1]	ViaSat, Inc.	2,519
930	[1]	Weave Communications, Inc.	12,713
530		Xerox Holdings Corp.	4,844
5,814	[1]	Yext, Inc.	48,024
		TOTAL	762,456
		Materials—4.7%
243		Commercial Metals Corp.	14,991
985	[1]	Knife River Corp.	101,947
99		Koppers Holdings, Inc.	3,807
4,120	[1]	Rayonier Advanced Materials, Inc.	36,297
11,652		SSR Mining, Inc.	67,698
2,022		SunCoke Energy, Inc.	25,194
95		Sylvamo Corp.	8,768
39		Worthington Steel, Inc.	1,749
		TOTAL	260,451
		Real Estate—7.0%
2,181		American Healthcare REIT, Inc.	65,016
9,445		Brandywine Realty Trust	52,892
337	[1]	Cushman & Wakefield PLC	5,156
1,297		Empire State Realty Trust, Inc.	14,215
300		Essential Properties Realty Trust, Inc.	10,230
457		Industrial Logistics Properties Trust	1,768
1,628		Macerich Co. (The)	34,530
2,679		Newmark Group, Inc.	41,471
1,557		Outfront Media, Inc.	29,910
1,887	[1]	Real Brokerage, Inc./The	9,926
3,508	[1]	Redfin Corp.	33,291
1,079		RMR Group, Inc./The	23,954
235		SL Green Realty Corp.	18,375
423		Tanger, Inc.	15,638

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
296	Whitestone Project	$ 4,357
1,424	Xenia Hotels & Resorts, Inc.	21,901
	TOTAL	382,630
	Utilities—1.5%
82	Black Hills Corp.	5,254
120	California Water Service Group	6,143
28	Chesapeake Utilities Corp.	3,689
559	Otter Tail Corp.	45,078
504	Portland General Electric Co.	24,151
	TOTAL	84,315
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $5,026,985)	5,461,960
	OTHER ASSETS AND LIABILITIES - NET—0.4%[2]	19,573
	TOTAL NET ASSETS—100%	$5,481,533

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust